Short-Term Borrowings (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
The Authorization of the Consolidated Financial Statements [Abstract]
Agreements loan amount		$ 5,000,000
Interest rate percentage		7.50%
Maturity date		Sep. 01, 2022
Aggregate Principal Amount	$ 1,000,000
Notional amount	3,000,000
Issued amount	$ 1,000,000
Loan amount				$ 3,000,000
Interest rate			8640311.00%	10.375%	10360684.00%
Shareholder loan amount				$ 3,000,000